Credit Facility and Term Loans - Schedule of Interest Expense, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Interest expense	$ 955	$ 439	$ 3,456	$ 1,503	$ 2,354	$ 413
Interest income	(80)		(88)		(1)	(1)
Total Interest expense, net	$ 875	$ 439	$ 3,368	$ 1,503	$ 2,353	$ 412